Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2023 USD ($) RevenueMultiple	Mar. 31, 2022 USD ($)
Other Liabilities Related to Business Combinations [Member] | Q2T [Member]
Disclosure Of Financial Instruments [Line Items]
Expected cash flow		$ 5,071	$ 11,025
Risk adjusted discount rate, Significant unobservable inputs		10.20%	10.20%
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure Of Financial Instruments [Line Items]
Risk free interest rate, Significant unobservable inputs		7.25%
Discount rate, Significant unobservable inputs		19.70%
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member] | Revenue [Member]
Disclosure Of Financial Instruments [Line Items]
Revenue, Significant unobservable inputs	$ 5,442
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member] | EBITDA [Member]
Disclosure Of Financial Instruments [Line Items]
EBITDA (loss), Significant unobservable inputs	$ (48)
Bottom of Range [Member] | Other Investments Equity Securities FVOCI [Member]
Disclosure Of Financial Instruments [Line Items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple		3.7
Bottom of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure Of Financial Instruments [Line Items]
Volatility, Significant unobservable inputs		25.30%
Top of Range [Member] | Other Investments Equity Securities FVOCI [Member]
Disclosure Of Financial Instruments [Line Items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple		4.8
Top of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure Of Financial Instruments [Line Items]
Volatility, Significant unobservable inputs		58.50%